UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Quantitative Management LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George Lau
Title:     Chief Financial Officer
Phone:     (212) 829-4034
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		February 13, 2009

Report Type (Check only one.):
[ X]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]       13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for
		this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    84

Form 13F Information Table Value Total:    22621



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANCEBERSTEIN HLDG LP       COMMON STOCK     01881G106      335    16132 SH       SH-OTH                    0    16132        0
D AMER EXPRESS CO COM            COMMON STOCK     025816109      209    11288 SH       SH-OTH                    0    11288        0
D AMER INTL GROUP INC COM        COMMON STOCK     026874107       34    21500 SH       SH-OTH                    0    21500        0
D ASTORIA FINL CORP  COM STK     COMMON STOCK     046265104      273    16552 SH       SH-OTH                    0    16552        0
D BJ SVCS CO  COM STK            COMMON STOCK     055482103      264    22598 SH       SH-OTH                    0    22598        0
D BOYD GAMING CORP  COM STK      COMMON STOCK     103304101       50    10492 SH       SH-OTH                    0    10492        0
D BRINKER INTL INC  COM STK      COMMON STOCK     109641100      227    21500 SH       SH-OTH                    0    21500        0
D BROCADE COMMUNICATIO NS SYSTEM COMMON STOCK     111621306       56    19723 SH       SH-OTH                    0    19723        0
D CA INC  COM STK                COMMON STOCK     12673P105      366    19732 SH       SH-OTH                    0    19732        0
D CIENA CORP  COM STK            COMMON STOCK     171779309       78    11679 SH       SH-OTH                    0    11679        0
D CITIGROUP INC  COM STK         COMMON STOCK     172967101      140    20838 SH       SH-OTH                    0    20838        0
D CLEAR CHANNEL OUTDOO R HOLDING COMMON STOCK     18451C109       77    12472 SH       SH-OTH                    0    12472        0
D CON-WAY INC COM STK            COMMON STOCK     205944101      239     9000 SH       SH-OTH                    0     9000        0
D CONAGRA FOODS INC  COM STK     COMMON STOCK     205887102      392    23743 SH       SH-OTH                    0    23743        0
D CORN PRODS INTL INC  COM STK   COMMON STOCK     219023108      300    10402 SH       SH-OTH                    0    10402        0
D CSX CORP COM                   COMMON STOCK     126408103      268     8261 SH       SH-OTH                    0     8261        0
D DEL MONTE FOODS CO  COM STK    COMMON STOCK     24522P103      197    27598 SH       SH-OTH                    0    27598        0
D DELL INC  COM STK              COMMON STOCK     24702R101      382    37346 SH       SH-OTH                    0    37346        0
D DELTA AIRLINES INC             COMMON STOCK     247361702      825    72000 SH       SH-OTH                    0    72000        0
D DYNEGY INC DEL CL A COM STK    COMMON STOCK     26817G102       77    38300 SH       SH-OTH                    0    38300        0
D EASTMAN KODAK CO  COM STK      COMMON STOCK     277461109       76    11615 SH       SH-OTH                    0    11615        0
D EL PASO CORP COM               COMMON STOCK     28336L109      140    17896 SH       SH-OTH                    0    17896        0
D FIRSTENERGY CORP  COM STK      COMMON STOCK     337932107      260     5344 SH       SH-OTH                    0     5344        0
D FPL GROUP INC  COM STK         COMMON STOCK     302571104      228     4539 SH       SH-OTH                    0     4539        0
D GENERAL ELECTRIC CO  COM STK   COMMON STOCK     369604103      343    21197 SH       SH-OTH                    0    21197        0
D GENWORTH FINANCIAL INC         COMMON STOCK     37247D106      100    35430 SH       SH-OTH                    0    35430        0
D GFI GROUP INC  COM STK         COMMON STOCK     361652209      183    51784 SH       SH-OTH                    0    51784        0
D GILEAD SCIENCES INC  COM STK   COMMON STOCK     375558103      206     4020 SH       SH-OTH                    0     4020        0
D GOODYEAR TIRE & RUBR  CO COM S COMMON STOCK     382550101      104    17497 SH       SH-OTH                    0    17497        0
D HALLIBURTON CO COM             COMMON STOCK     406216101      255    14000 SH       SH-OTH                    0    14000        0
D HERCULES OFFSHORE IN C COM STK COMMON STOCK     427093109       62    13067 SH       SH-OTH                    0    13067        0
D INTERSIL CORP                  COMMON STOCK     46069S109      251    27314 SH       SH-OTH                    0    27314        0
D JABIL CIRCUIT INC  COM STK     COMMON STOCK     466313103      250    37025 SH       SH-OTH                    0    37025        0
D KEY ENERGY SERVICES INC COM ST COMMON STOCK     492914106       53    12044 SH       SH-OTH                    0    12044        0
D LAS VEGAS SANDS CORP  COM STK  COMMON STOCK     517834107       66    11200 SH       SH-OTH                    0    11200        0
D LINCOLN ELEC HLDGS I NC COM ST COMMON STOCK     533900106      240     4710 SH       SH-OTH                    0     4710        0
D M & T BK CORP  COM STK         COMMON STOCK     55261F104      210     3660 SH       SH-OTH                    0     3660        0
D MARINER ENRGY                  COMMON STOCK     56845T305      108    10595 SH       SH-OTH                    0    10595        0
D MASSEY ENERGY CO  COM STK      COMMON STOCK     576206106      182    13212 SH       SH-OTH                    0    13212        0
D MATTEL INC  COM STK            COMMON STOCK     577081102      205    12800 SH       SH-OTH                    0    12800        0
D MBIA INC  COM STK              COMMON STOCK     55262C100      206    50579 SH       SH-OTH                    0    50579        0
D MERRILL LYNCH & CO I NC COM ST COMMON STOCK     590188108      214    18400 SH       SH-OTH                    0    18400        0
D MGIC INVT CORP  COM STK        COMMON STOCK     552848103      219    62850 SH       SH-OTH                    0    62850        0
D MORGAN STANLEY  COM STK        COMMON STOCK     617446448      203    12655 SH       SH-OTH                    0    12655        0
D MOTOROLA INC  COM STK          COMMON STOCK     620076109      296    66853 SH       SH-OTH                    0    66853        0
D MYLAN INC COM STK              COMMON STOCK     628530107      305    30837 SH       SH-OTH                    0    30837        0
D NATIONAL SEMICONDUCT OR CORP C COMMON STOCK     637640103      177    17602 SH       SH-OTH                    0    17602        0
D NOVELL INC  COM STK            COMMON STOCK     670006105       56    14400 SH       SH-OTH                    0    14400        0
D ORACLE CORP  COM STK           COMMON STOCK     68389X105      716    40401 SH       SH-OTH                    0    40401        0
D PATTERSON-UTI ENERGY  INC (EX  COMMON STOCK     703481101      145    12611 SH       SH-OTH                    0    12611        0
D PERKINELMER INC  COM STK       COMMON STOCK     714046109      191    13761 SH       SH-OTH                    0    13761        0
D PLAINS EXPLORATION &  PRODUCTI COMMON STOCK     726505100      404    17400 SH       SH-OTH                    0    17400        0
D PPL CORP  COM STK              COMMON STOCK     69351T106      375    12218 SH       SH-OTH                    0    12218        0
D PROGRESSIVE CORP OH  COM STK   COMMON STOCK     743315103      190    12816 SH       SH-OTH                    0    12816        0
D QUIKSILVER INC  COM STK        COMMON STOCK     74838C106       29    15953 SH       SH-OTH                    0    15953        0
D REGAL ENTERTAINMENT GROUP CL A COMMON STOCK     758766109      261    25544 SH       SH-OTH                    0    25544        0
D REYNOLDS AMERN INC  COM STK    COMMON STOCK     761713106      343     8515 SH       SH-OTH                    0     8515        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103     3721    41236 SH       SH-OTH                    0    41236        0
D SCIENTIFIC GAMES COR P CL A CO COMMON STOCK     80874P109      230    13119 SH       SH-OTH                    0    13119        0
D SERVICE CORP INTL  COM STK     COMMON STOCK     817565104       85    17170 SH       SH-OTH                    0    17170        0
D SIGMA-ALDRICH CORP  COM STK    COMMON STOCK     826552101      461    10904 SH       SH-OTH                    0    10904        0
D SOVEREIGN BANCORP IN C COM STK COMMON STOCK     845905108      154    51532 SH       SH-OTH                    0    51532        0
D SPRINT NEXTEL CORP             COMMON STOCK     852061100      162    88400 SH       SH-OTH                    0    88400        0
D SUPERIOR ENERGY SVCS  INC COM  COMMON STOCK     868157108      221    13857 SH       SH-OTH                    0    13857        0
D TELLABS INC  COM STK           COMMON STOCK     879664100      129    31216 SH       SH-OTH                    0    31216        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105      218    21622 SH       SH-OTH                    0    21622        0
D TJX COS INC NEW  COM STK       COMMON STOCK     872540109      354    17216 SH       SH-OTH                    0    17216        0
D TW TELECOM INC CL A COM STK    COMMON STOCK     87311L104      425    50201 SH       SH-OTH                    0    50201        0
D TYSON FOODS INC CL A COM STK   COMMON STOCK     902494103      225    25700 SH       SH-OTH                    0    25700        0
D UAL CORP  COM STK              COMMON STOCK     902549807      232    21019 SH       SH-OTH                    0    21019        0
D UNION PACIFIC CORP  COM STK    COMMON STOCK     907818108      206     4301 SH       SH-OTH                    0     4301        0
D US AIRWAYS GROUP               COMMON STOCK     90341W108      214    27650 SH       SH-OTH                    0    27650        0
D VALLEY NATIONAL BANC ORP COM S COMMON STOCK     919794107      703    34727 SH       SH-OTH                    0    34727        0
D VISHAY INTERTECHNLGY INC       COMMON STOCK     928298108       50    14637 SH       SH-OTH                    0    14637        0
D WACHOVIA CORP  COM STK         COMMON STOCK     929903102      286    51658 SH       SH-OTH                    0    51658        0
D WADDELL & REED FINL INC CL A C COMMON STOCK     930059100      431    27900 SH       SH-OTH                    0    27900        0
D WEATHERFORD INTERNAT IONAL LTD COMMON STOCK     G95089101      221    20400 SH       SH-OTH                    0    20400        0
D WEBSTER FINL CORP WA TERBURY C COMMON STOCK     947890109      208    15100 SH       SH-OTH                    0    15100        0
D WELLPOINT INC                  COMMON STOCK     94973V107      330     7835 SH       SH-OTH                    0     7835        0
D WENDYS/ARBYS GROUP INC CL A    COMMON STOCK     950587105       86    17467 SH       SH-OTH                    0    17467        0
D WESTERN UNIONCO                COMMON STOCK     959802109      228    15893 SH       SH-OTH                    0    15893        0
D WINDSTREAM CP                  COMMON STOCK     97381W104      101    11024 SH       SH-OTH                    0    11024        0
D XILINX INC  COM STK            COMMON STOCK     983919101      258    14500 SH       SH-OTH                    0    14500        0
D YRC WORLDWIDE INC COM          COMMON STOCK     984249102       41    14281 SH       SH-OTH                    0    14281        0
S REPORT SUMMARY                 84 DATA RECORDS               22621